Acquisitions - Fair Value Assumptions Used in Accounting for Call Options (Details) - $ / shares		3 Months Ended	12 Months Ended
	Dec. 01, 2018	Oct. 31, 2019	Jul. 31, 2018
Estimated volatility		153.40%
Call Option
Risk-free interest rate	2.52%		2.44%
Estimated volatility	164.43%		129.95%
Remaining Term	1 year 1 month 16 days		1 year 5 months 20 days
Stock price at valuation date	$ 0.9043		$ 0.0976